Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2011
Pension and other post-retirement benefits
Pension and other post-retirement benefits

Pension plans
The Group has defined benefit pension plans, defined contribution pension plans and other post-retirement defined benefit plans. The Group’s principal plans are located in Switzerland, the US and the UK.

Defined benefit pension plans are pension plans that define specific benefits for an employee upon that employee’s retirement. These benefits are determined by taking into account the employee’s salary, years of service and age of retirement. A defined benefit pension plan does not provide participants with an individual account and generally pay the benefits as an annuity. Retirees neither bear the actuarial risk (that is, the risk that the PBO will be higher than expected and/or that the retiree may outlive their retirement income), or bear the investment risk (that is, that assets invested and associated returns will be insufficient to meet the expected benefits due to low or negative returns on contributions).

Defined contribution plans provide each participant with an individual account. The benefits to be provided to a participant are solely based on the contributions made to that employee’s account and are affected by income, expenses and gains and losses allocated to the account. As such, there are no stipulations of a defined annuity benefit at retirement and the participants bear the full actuarial as well as investment risk. In Switzerland, due to a minimum guaranteed rate of return defined by law, the employer continues to bear a financial risk and as a result such plans are treated as defined benefit plans under US GAAP.

Swiss pension plans
The Group’s Swiss pension plans cover its employees in Switzerland and are set up as trusts domiciled in Zurich. On January 1, 2010, in addition to the annuity section (defined benefit), a new savings section (defined contribution) was introduced in the Swiss main plan and a partial changeover from the annuity section to the savings section has been processed. Furthermore, on December 20, 2011, the Group announced the complete changeover to the savings section of the plan, effective as of January 1, 2013. For accounting purposes, both the annuity section and the savings section of the Swiss pension plan are treated as defined benefit plans under US GAAP. The plan provides benefits in the event of retirement, death and disability and meets or exceeds the minimum benefits required under Swiss law. As of December 31, 2011 and 2010, the Group’s pension plan in Switzerland comprised 81% and 82%, respectively, of all the Group’s employees participating in defined benefit plans and 84% and 86%, respectively, of the fair value of plan assets and 83% and 85%, respectively, of the pension benefit obligation of the Group’s defined benefit plans.

In the annuity section of the plan, employee contributions are calculated as a percentage of the employees’ salary level varying between 9.0% and 12.5% depending on the employees’ age and funding level. The Group’s contributions are at least 200% of the employees’ contributions for the Group’s main pension plan.

In the savings section of the plan, employee contributions depend on their age and are determined as a percentage of the pensionable salary. The employees can select between three different levels of contributions which vary between 5% and 14% depending on their age. The Group’s contribution varies between 7.5% and 25% of the pensionable salary depending on the employees’ age.

International pension plans
Various pension plans, including both defined benefit and defined contribution pension plans, cover the Group’s employees in non-Swiss locations. These plans provide benefits in the event of retirement, death, disability or employment termination. Retirement benefits under the plans depend on age, contributions and salary. The Group’s funding policy with respect to these plans is consistent with local government and tax requirements. The assumptions used are based on local economic conditions.

Other post-retirement defined benefit plans
In the US, the Group’s plans provide post-retirement benefits other than pension benefits that primarily focus on health and welfare benefits for certain retired employees. In exchange for the current services provided by the employee, the Group promises to provide health and welfare benefits after the employee retires. The Group’s obligation for that compensation is incurred as employees render the services necessary to earn their post-retirement benefits.

Pension costs
The net periodic pension cost for defined benefit pension and other post-retirement defined benefit plans is the cost of the respective plan for a period during which an employee renders services. The actual amount to be recognized is determined using an actuarial formula which considers, among other factors, current service cost, interest cost, expected return on plan assets and the amortization of both prior service cost/(credit) and actuarial losses/(gains) recognized in AOCI.

Components of total pension costs
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International			International

in	2011	2010	2009	2011	2010	2009	2011	2010	2009

Total pension costs (CHF million)

Service costs on benefit obligation	319	269	217	33	30	33	–	1	1

Interest costs on benefit obligation	416	453	471	123	134	129	7	9	9

Expected return on plan assets	(668)	(637)	(610)	(160)	(163)	(166)	–	–	–

Amortization of recognized prior service cost/(credit)	17	17	35	–	1	1	(2)	(2)	(2)

Amortization of recognized actuarial losses/(gains)	84	86	6	51	36	17	9	6	8

Net periodic pension costs	168	188	119	47	38	14	14	14	16

Settlement losses/(gains)	–	1	6	–	(2)	1	–	–	–

Curtailment losses/(gains)	1	–	–	–	–	(2)	–	–	–

Special termination benefits	10	2	7	–	–	–	–	–	–

Total pension costs	179	191	132	47	36	13	14	14	16

Total pension costs reflected in compensation and benefits – other for 2011, 2010 and 2009 were CHF 240 million, CHF 241 million and CHF 161 million, respectively.
In the second quarter of 2011, as part of its strategic plan, the Group started implementing a number of cost-efficiency measures including headcount reduction. This resulted in a curtailment loss of CHF 1 million, reflecting the immediate recognition of the prior service cost relating to the years of service no longer expected to be rendered, and in special termination benefit costs of CHF 10 million relating to early retirements in Switzerland. The previous headcount reduction announced in December 2008, resulted in special termination benefits of CHF 2 million and CHF 7 million in 2010 and 2009, respectively, related to the Swiss pension plans and settlement payments of CHF 1 million and CHF 7 million in 2010 and 2009, respectively, in connection with our Swiss and US pension plans. The discontinuance of a Japanese plan in 2009 resulted in a curtailment gain of CHF 2 million in 2009 due to the reduction in the benefit obligation and a gain of CHF 2 million in 2010 from the related settlement of the obligation.

Benefit obligation
The benefit obligation is expressed as either accumulated benefit obligation (ABO) or PBO. While the ABO refers to the actuarial present value based on employee services rendered prior to that date and takes into account current and past compensation levels, the PBO also applies an assumption as to future compensation levels.

The following table shows the changes in the PBO, the fair value of plan assets and the amounts recognized in the consolidated balance sheets for the defined benefit pension and other post-retirement defined benefit plans as well as the ABO for the defined benefit pension plans.

Obligations and funded status of the plans
	Defined benefit pension plans				Other post- retirement defined benefit plans

	Switzerland		International		International

in / end of	2011	2010	2011	2010	2011	2010

PBO (CHF million) [1]

Beginning of the measurement period	13,813	13,324	2,373	2,299	160	141

Plan participant contributions	240	250	–	–	–	–

Service cost	319	269	33	30	–	1

Interest cost	416	453	123	134	7	9

Plan amendments	(483)	–	(2)	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Curtailments	(51)	(1)	1	–	–	–

Special termination benefits	10	2	4	3	–	–

Actuarial losses/(gains)	302	(3)	199	220	15	31

Plans added	–	–	–	9	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate losses/(gains)	–	–	1	(267)	–	(14)

End of the measurement period	13,944	13,813	2,675	2,373	174	160

Fair value of plan assets (CHF million)

Beginning of the measurement period	13,428	12,594	2,121	2,036	–	–

Actual return on plan assets	(121)	377	485	218	–	–

Employer contributions	679	688	33	172	8	8

Plan participant contributions	240	250	–	–	–	–

Settlements	–	(6)	(1)	(3)	–	–

Benefit payments	(622)	(475)	(56)	(52)	(8)	(8)

Exchange rate gains/(losses)	–	–	4	(250)	–	–

End of the measurement period	13,604	13,428	2,586	2,121	–	–

Funded status recognized (CHF million)

Funded status of the plan – overfunded/(underfunded)	(340)	(385)	(89)	(252)	(174)	(160)

Total funded status recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

Total amount recognized (CHF million)

Noncurrent assets	0	17	498	166	–	–

Current liabilities	–	–	(8)	(13)	(8)	(8)

Noncurrent liabilities	(340)	(402)	(579)	(405)	(166)	(152)

Total amount recognized in the consolidated balance sheet at December 31	(340)	(385)	(89)	(252)	(174)	(160)

ABO (CHF million) [2]

End of the measurement period	13,467	12,847	2,584	2,287	–	–

1 Including estimated future salary increases. 2 Exclusive of estimated future salary increases.

US GAAP requires an employer to recognize the funded status of the defined benefit pension and other post-retirement defined benefit plans on the balance sheet. The funded status of these plans is determined as the difference between the fair value of plan assets and the PBO and may vary from year to year following any changes in the fair value of plan assets and variations of the PBO following changes in the underlying assumptions and census data. In 2011, the PBO was impacted by curtailments of CHF 51 million and special termination benefits of CHF 10 million relating to the headcount reduction in Switzerland reflecting the cost-efficiency measures started in the second quarter of 2011. In addition, the changeover from the annuity section to the savings section announced on December 20, 2011 resulted in a reduction in the PBO of CHF 515 million. Also, it was decided to merge the two pension plans in Switzerland, the main plan and the supplementary plan, which resulted in a prior service cost of CHF 32 million. In 2010, the PBO was impacted by settlements of CHF 6 million and special termination benefits of CHF 5 million, mainly from the Swiss and US pension plans in connection with the headcount reduction announced in December 2008. In addition, CHF 3 million of settlements were recognized in 2010 relating to the discontinuance of a Japanese plan.

The total net amount recognized in other assets – other and other liabilities – other in the consolidated balance sheets as of December 31, 2011 and 2010 was an underfunding of CHF 603 million and CHF 797 million, respectively.

In the fourth quarter of 2011, the Group made a special contribution of CHF 203 million to the Swiss pension plan. In 2010, the Group made special contributions of CHF 199 million and CHF 135 million to the Swiss and UK pension plans, respectively. In 2012, the Group expects to contribute CHF 631 million to the Swiss and international defined benefit pension plans and CHF 8 million to other post-retirement defined benefit plans.

PBO or ABO in excess of plan assets
The following table discloses the aggregate PBO and ABO, as well as the aggregate fair value of plan assets for those plans with PBO in excess of plan assets and those plans with ABO in excess of plan assets as of December 31, 2011 and 2010, respectively.

Defined benefit pension plans in which PBO or ABO were in excess of plan assets
	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]

	Switzerland		International			Switzerland		International

December 31	2011	2010	2011	2010		2011	2010	2011	2010

CHF million

PBO	13,937	13,100	1,340	1,212		–	7	1,326	1,128

ABO	13,460	12,167	1,304	1,163		–	7	1,296	1,099

Fair value of plan assets	13,597	12,698	753	794		–	6	741	717

1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amount recognized in AOCI and other comprehensive income
The following table discloses the actuarial gains/(losses) and prior service credit/(cost) which were recorded in AOCI and subsequently recognized as components of net periodic pension cost.
Amounts recognized in AOCI, net of tax
	Defined benefit pension plans		Other post- retirement defined benefit plans		Total

in	2011	2010	2011	2010	2011	2010

Amounts recognized in AOCI (CHF million)

Actuarial gains/(losses)	(3,696)	(3,084)	(55)	(52)	(3,751)	(3,136)

Prior service credit/(cost)	358	(39)	4	6	362	(33)

Total	(3,338)	(3,123)	(51)	(46)	(3,389)	(3,169)

The following tables disclose the changes in other comprehensive income due to actuarial gains/(losses) and prior service credit/(cost) recognized in AOCI during 2011 and 2010 and the amortization of the aforementioned items as components of net periodic pension cost for these periods as well as the amounts expected to be amortized in 2012.

Amounts recognized in other comprehensive income
	Defined benefit pension plans			Other post- retirement defined benefit plans

in	Gross	Tax	Net	Gross	Tax	Net	Total net

2011 (CHF million)

Actuarial gains/(losses)	(965)	216	(749)	(15)	6	(9)	(758)

Prior service credit/(cost)	485	(102)	383	–	–	–	383

Amortization of actuarial losses/(gains)	135	(35)	100	9	(4)	5	105

Amortization of prior service cost/(credit)	17	(4)	13	(2)	1	(1)	12

Immediate recognition due to curtailment/settlement	49	(11)	38	–	–	–	38

Total amounts recognized in other comprehensive income	(279)	64	(215)	(8)	3	(5)	(220)

2010 (CHF million)

Actuarial gains/(losses)	(422)	103	(319)	(31)	12	(19)	(338)

Amortization of actuarial losses/(gains)	122	(30)	92	6	(3)	3	95

Amortization of prior service cost/(credit)	18	(4)	14	(2)	1	(1)	13

Immediate recognition due to curtailment/settlement	(2)	–	(2)	–	–	–	(2)

Total amounts recognized in other comprehensive income	(284)	69	(215)	(27)	10	(17)	(232)

Amounts in AOCI, net of tax, expected to be amortized in 2012
in 2012	Defined benefit pension plans	Other post- retirement defined benefit plans

CHF million

Amortization of actuarial losses/(gains)	161	8

Amortization of prior service cost/(credit)	(41)	(1)

Total	120	7

Assumptions
The measurement of both the net periodic pension cost as well as the benefit obligation is determined using explicit assumptions, each of which individually represents the best estimate of a particular future event. Where applicable, they should be in line with the expected market averages and benchmarks, the trend in the market and with historical rates.

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
	Defined benefit pension plans						Other post- retirement defined benefit plans

	Switzerland			International

December 31	2011	2010	2009	2011	2010	2009	2011	2010	2009

Net benefit pension cost (%)

Discount rate	3.1	3.5	3.9	5.5	6.0	6.3	5.5	6.1	6.4

Salary increases	2.0	2.6	2.6	4.2	4.3	4.0	–	–	–

Expected long-term rate of return on plan assets	4.8	4.8	4.8	7.3	7.2	7.5	–	–	–

Benefit obligation (%)

Discount rate	2.8	3.1	3.5	4.8	5.5	6.0	4.7	5.5	6.1

Salary increases	1.4	2.0	2.6	4.0	4.2	4.3	–	–	–

Net periodic pension cost and benefit obligation assumptions
The assumptions used to determine the benefit obligation as of the measurement date are also used to calculate the net periodic pension cost for the 12-month period following this date. The discount rate is one of the factors used to determine the present value as of the measurement date of the future cash outflows currently expected to be required to satisfy the benefit obligations when due. The assumption pertaining to salary increases is used to calculate the PBO, which is measured using an assumption as to future compensation levels.

The expected long-term rate of return on plan assets, which is used to calculate the expected return on plan assets as a component of the net periodic pension cost, reflects the average rate of earnings expected on the funds invested or to be invested to provide for the benefits included in the PBO. In estimating that rate, appropriate consideration is given to the returns being earned by the plan assets and the rates of return expected to be available for reinvestment.

The expected long-term rate of return on plan assets is based on total return forecasts and volatility and correlation estimates. Where possible, similar, if not related, approaches are followed to forecast returns for the various asset classes. For most asset classes, clearly specified multi-linear regression models to forecast returns are used or reliance is put on traditional models such as dividend discount and fair value models.

The expected long-term rate of return on debt securities reflects both accruing interest and price returns. The probable long-term relationship between the total return and certain exogenous variables pre-defined by economic model is explicitly used, which directly links the debt securities total return forecasts to the macro-forecasts.

The expected long-term rate of return on equity securities is based on a two-stage dividend discount model, which considers analyst consensus earnings to compute a market-implied equity risk premium. Dividends are estimated using market consensus earnings and the historical payout ratio. A subsequent scenario analysis was used to stress test the level of the return.

The expected long-term rate of return on real estate is based on error correction models. The underlying economic models reflect both the rental and the capital market side of the direct real estate market. This allows for a replicable and robust forecasting methodology for expected returns on real estate equity, fund and direct market indices.

The expected long-term rate of return on private equity and hedge funds is estimated by using private equity and hedge fund benchmarks and indices. In both private equity and hedge funds, a set of factors drives or explains returns. To capture these, multiple linear regression models with lagged returns are utilized. This methodology also lends itself to the fact that these alternative investments tended to be positively correlated with current and lagged equity securities returns.

Health care cost assumptions
The health care cost trend is used to determine the appropriate other post-retirement defined benefit costs. In determining those costs, an annual weighted-average rate of 9.00% for 2011 and 9.75% for 2010 and 2009 was assumed in the cost of covered health care benefits. As of December 31, 2011, the rate is assumed to decrease gradually to 5% by 2020 and remain at that level thereafter. As of December 31, 2011, 2010 and 2009, a 1% increase in the health care cost trend rate assumption would have resulted in an increase in post-retirement expenses of CHF 1.3 million, CHF 1.5 million and CHF 1.3 million, and an increase in accumulated post-retirement defined benefit obligation of CHF 23 million, CHF 26 million and CHF 19 million, respectively. A 1% decrease in the health care cost trend assumption would result in a decrease in post-retirement expenses of CHF 1.1 million, CHF 1.2 million and CHF 1.0 million, and a decrease in post-retirement defined benefit obligation of CHF 19 million, CHF 21 million and CHF 16 million as of December 31, 2011, 2010 and 2009.

Plan assets and investment strategy
Plan assets, which are assets that have been segregated and restricted to provide for plan benefits, are measured at their fair value as of the measurement date.
The Group’s defined benefit pension plans employ a total return investment approach, whereby a diversified mix of debt and equity securities and alternative investments, specifically hedge funds and private equity, are used to maximize the long-term return of plan assets while incurring a prudent level of risk. The intent of this strategy is to outperform plan liabilities over the long-term in order to minimize plan expenses. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Furthermore, equity securities are diversified across Swiss and non-Swiss stocks as well as among growth, value and small and large capitalization stocks. Real estate and alternative investments, such as private equity and hedge funds, are used to enhance long-term returns while improving portfolio diversification. Derivatives may be used to hedge or increase market exposure, but are not used to leverage the portfolio beyond the market value of the underlying investments. Investment risk is measured and monitored on an ongoing basis through periodic asset/liability studies and quarterly investment portfolio reviews. To limit investment risk, the Group pension plans follow defined strategic asset allocation guidelines. Depending on the market conditions, these guidelines are even more limited on a short-term basis.

As of December 31, 2011 and 2010, the total fair value of Group debt securities included in plan assets was CHF 598 million and CHF 251 million, respectively, and the total fair value of Group equity securities and options was CHF 33 million and CHF 15 million, respectively.

Fair value hierarchy of plan assets
> Refer to “Fair value hierarchy” in Note 33 – Financial instruments for discussion of the fair value hierarchy.
Qualitative disclosures of valuation techniques used to measure fair value
Cash and cash equivalents
Cash and cash equivalents includes money market instruments such as bankers’ acceptances, certificates of deposit, CP, book claims, treasury bills, other rights and commingled funds. Valuations of money market instruments and commingled funds are generally based on observable inputs.

Debt securities
Debt securities include government and corporate bonds which are generally quoted in active markets. Debt securities for which market prices are not available, are valued based on yields reflecting the perceived risk of the issuer and the maturity of the security, recent disposals in the market or other modeling techniques, which may involve judgment.

Equity securities
Equity securities held include common equity shares, convertible bonds and shares in investment companies and units in mutual funds. The common equity shares are generally traded on public stock exchanges for which quoted prices are regularly available. Convertible bonds are generally valued using observable pricing sources. Shares in investment companies and units in mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Derivatives
Derivatives include both OTC and exchange-traded derivatives. The fair value of OTC derivatives is determined on the basis of inputs that include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity since the required inputs are generally observable in the marketplace. Other more complex derivatives may use unobservable inputs. Such inputs include long-dated volatility assumptions on OTC option transactions and recovery rate assumptions for credit derivative transactions. The fair value of exchange-traded derivatives is typically derived from the observable exchange prices and/or observable inputs.

Real estate
Real estate includes direct real estate as well as investments in real estate investment companies, trusts or mutual funds. Direct real estate is initially measured at its transaction price, which is the best estimate of fair value. Thereafter, direct real estate is individually measured at fair value based on a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. Real estate investment companies, trusts and mutual funds, which are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, are measured at fair value using NAV.

Alternative investments
Private equity includes direct investments, investments in partnerships that make private equity and related investments in various portfolio companies and funds and fund of funds partnerships. Private equity consists of both publicly traded securities and private securities. Publicly traded investments that are restricted or that are not quoted in active markets are valued based on publicly available quotes with appropriate adjustments for liquidity or trading restrictions made. Private equity is valued taking into account a number of factors, such as the most recent round of financing involving unrelated new investors, earnings multiple analyses using comparable companies or discounted cash flow analyses. Private equity for which a fair value is not readily determinable is measured at fair value using NAV provided by the general partner.

Hedge funds that are not directly quoted on a public stock exchange and/or for which a fair value is not readily determinable, is measured at fair value using NAV provided by the fund administrator.
Fair value of plan assets
The following tables present the plan assets measured at fair value on a recurring basis as of December 31, 2011 and 2010, for the Group’s defined benefit pension plans.
Plan assets measured at fair value on a recurring basis
	2011					2010

end of	Level 1	Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total

Plan assets at fair value (CHF million)

Cash and cash equivalents	2,212	–		–	2,212	890	1,366		–	2,256

Debt securities	1,525	3,890		–	5,415	1,806	3,576		–	5,382

of which governments	1,410	39		–	1,449	1,806	38		–	1,844

of which corporates	115	3,851		–	3,966	–	3,538		–	3,538

Equity securities	1,040	1,421		–	2,461	840	1,282		–	2,122

Real estate	–	500		1,034	1,534	–	492		1,014	1,506

of which direct	–	–		1,034	1,034	–	–		1,014	1,014

of which indirect	–	500		0	500	–	492		–	492

Alternative investments	–	1,376		606	1,982	–	1,640		573	2,213

of which private equity	–	–		606	606	–	–		573	573

of which hedge funds	–	1,583		–	1,583	–	1,526		–	1,526

of which other	–	(207)	[1]	–	(207)	–	114	[1]	–	114

Other investments	–	0		–	0	–	(51)		–	(51)

Switzerland	4,777	7,187		1,640	13,604	3,536	8,305		1,587	13,428

Cash and cash equivalents	51	18		–	69	138	19		–	157

Debt securities	130	792		90	1,012	65	644		122	831

of which governments	128	2		–	130	57	1		–	58

of which corporates	2	790		90	882	8	643		122	773

Equity securities	82	807		–	889	–	1,006		–	1,006

Real estate - indirect	–	–		84	84	–	–		52	52

Alternative investments	3	351		90	444	–	(97)		94	(3)

of which private equity	–	–		9	9	–	–		8	8

of which hedge funds	–	–		81	81	–	3		81	84

of which other	3	351	[1]	0	354	–	(100)	[1]	5	(95)

Other investments	–	88		–	88	–	78		–	78

International	266	2,056		264	2,586	203	1,650		268	2,121

Total plan assets at fair value	5,043	9,243		1,904	16,190	3,739	9,955		1,855	15,549

1 Primarily related to derivative instruments.

Plan assets measured at fair value on a recurring basis for level 3
				Actual return on plan assets

	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period

2011 (CHF million)

Debt securities - corporates	122	30	(2)	(4)	5	(61)	0	90

Real estate	1,066	–	–	31	0	21	0	1,118

of which direct	1,014	–	–	20	–	–	–	1,034

of which indirect	52	–	–	11	0	21	0	84

Alternative investments	667	3	(4)	25	(2)	6	1	696

of which private equity	581	–	–	28	(5)	10	1	615

of which hedge funds	81	3	–	(3)	3	(3)	0	81

of which other	5	–	(4)	0	0	(1)	0	0

Total plan assets at fair value	1,855	33	(6)	52	3	(34)	1	1,904

of which Switzerland	1,587	–	–	47	(5)	10	1	1,640

of which International	268	33	(6)	5	8	(44)	0	264

2010 (CHF million)

Debt securities - corporates	176	0	–	16	1	(56)	(15)	122

Real estate	996	–	–	32	–	40	(2)	1,066

of which direct	982	–	–	29	–	3	–	1,014

of which indirect	14	–	–	3	–	37	(2)	52

Alternative investments	572	–	–	(7)	3	104	(5)	667

of which private equity	527	–	–	(7)	1	61	(1)	581

of which hedge funds	45	–	–	0	2	38	(4)	81

of which other	–	–	–	0	0	5	–	5

Total plan assets at fair value	1,744	0	–	41	4	88	(22)	1,855

of which Switzerland	1,497	–	–	22	–	68	–	1,587

of which International	247	0	–	19	4	20	(22)	268

The following table shows the plan asset allocation as of the measurement date calculated based on the fair value at that date including the performance of each asset class.
Weighted-average plan asset allocation as of the measurement date
	Switzerland		International

December 31	2011	2010	2011	2010

Weighted-average plan asset allocation (%)

Cash and cash equivalents	16.2	16.8	2.7	7.4

Debt securities	39.8	40.0	39.1	39.1

Equity securities	18.1	15.8	34.4	47.4

Real estate	11.3	11.2	3.2	2.5

Alternative investments	14.6	16.2	17.2	0.0

Insurance	0.0	0.0	3.4	3.6

Total	100.0	100.0	100.0	100.0

The following table shows the target plan asset allocation for 2012 in accordance with the Group’s investment strategy. The target plan asset allocation is used to determine the expected return on plan assets to be considered in the net periodic pension costs for 2012.

Weighted-average target plan asset allocation to be applied prospectively
	Switzerland	International

2012 (%)

Cash and cash equivalents	10	1

Debt securities	40	56

Equity securities	25	21

Real estate	10	3

Alternative investments	15	16

Insurance	0	3

Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
	Defined benefit pension plans	Other post- retirement defined benefit plans

Estimated future benefit payments (CHF million)

2012	876	8

2013	873	8

2014	891	9

2015	900	10

2016	914	10

For five years thereafter	4,763	54

Defined contribution pension plans
The Group contributes to various defined contribution pension plans primarily in the US and the UK as well as other countries throughout the world. During 2011, 2010 and 2009, the Group contributed to these plans and recognized as expense CHF 246 million, CHF 263 million and CHF 235 million, respectively.